SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options and RSUs outstanding | shares	7,449,223
Options and RSUs exercisable | shares	4,568,753
RSUs 0.0 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.00
Exercise price, upper range limit	$ 0.00
Options and RSUs outstanding | shares	373,623
Outstanding options, Weighted average remaining contractual life (years) for outstanding options
Outstanding options, Weighted average exercise price	$ 0.00
Options and RSUs exercisable | shares
Exercisable options, Remaining contractual life (in years)
Exercisable options, Weighted average exercise price	$ 0.00
0.01-2.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	0.01
Exercise price, upper range limit	$ 2.00
Options and RSUs outstanding | shares	1,520,110
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	1 year 8 months 23 days
Outstanding options, Weighted average exercise price	$ 1.21
Options and RSUs exercisable | shares	1,362,569
Exercisable options, Remaining contractual life (in years)	1 year 7 months 10 days
Exercisable options, Weighted average exercise price	$ 1.20
2.01-4.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	2.01
Exercise price, upper range limit	$ 4.00
Options and RSUs outstanding | shares	4,159,085
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	4 years 3 months 22 days
Outstanding options, Weighted average exercise price	$ 2.73
Options and RSUs exercisable | shares	1,905,266
Exercisable options, Remaining contractual life (in years)	3 years 5 months 12 days
Exercisable options, Weighted average exercise price	$ 2.70
4.01-6.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	4.01
Exercise price, upper range limit	$ 6.00
Options and RSUs outstanding | shares	325,321
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	3 years 7 months 13 days
Outstanding options, Weighted average exercise price	$ 4.59
Options and RSUs exercisable | shares	229,834
Exercisable options, Remaining contractual life (in years)	2 years 11 months 23 days
Exercisable options, Weighted average exercise price	$ 4.75
6.01-8.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	6.01
Exercise price, upper range limit	$ 8.00
Options and RSUs outstanding | shares	31,000
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	2 years 8 months 19 days
Outstanding options, Weighted average exercise price	$ 6.50
Options and RSUs exercisable | shares	31,000
Exercisable options, Remaining contractual life (in years)	2 years 8 months 19 days
Exercisable options, Weighted average exercise price	$ 6.50
8.01-10.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	8.01
Exercise price, upper range limit	$ 10.00
Options and RSUs outstanding | shares	459,334
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	2 years 2 months 8 days
Outstanding options, Weighted average exercise price	$ 8.99
Options and RSUs exercisable | shares	459,334
Exercisable options, Remaining contractual life (in years)	2 years 2 months 8 days
Exercisable options, Weighted average exercise price	$ 8.99
10.01-13.04 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	10.01
Exercise price, upper range limit	$ 13.04
Options and RSUs outstanding | shares	580,750
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	10 months 25 days
Outstanding options, Weighted average exercise price	$ 12.40
Options and RSUs exercisable | shares	580,750
Exercisable options, Remaining contractual life (in years)	10 months 25 days
Exercisable options, Weighted average exercise price	$ 12.40